Portfolio of Investments March 31, 2025
Global Equity Income
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
133688772 COMMON STOCKS - 99.7%
AUSTRALIA - 1.6%
88,927 BHP Group Ltd $ 2,157,648
TOTAL AUSTRALIA 2,157,648
BELGIUM - 1.6%
11,997 UCB SA 2,112,247
TOTAL BELGIUM 2,112,247
CANADA - 1.1%
30,210 Nutrien Ltd 1,499,321
TOTAL CANADA 1,499,321
FINLAND - 1.5%
158,476 Nordea Bank Abp 2,026,978
TOTAL FINLAND 2,026,978
FRANCE - 3.7%
10,135 Airbus SE 1,784,628
8,919 Capgemini SE 1,340,151
20,357 Publicis Groupe SA 1,920,654
TOTAL FRANCE 5,045,433
GERMANY - 7.3%
6,125 Allianz SE 2,344,096
8,141 Deutsche Boerse AG 2,402,080
66,361 Deutsche Post AG 2,849,094
9,882 Siemens AG 2,282,210
TOTAL GERMANY 9,877,480
HONG KONG - 4.0%
1,042,000 Hang Lung Properties Ltd 891,462
405,822 Prudential PLC 4,379,231
TOTAL HONG KONG 5,270,693
ITALY - 1.6%
263,870 Enel SpA 2,139,063
TOTAL ITALY 2,139,063
JAPAN - 7.7%
41,340 Kao Corp 1,789,473
120,050 Mitsubishi Electric Corp 2,213,994
112,260 Mitsui & Co Ltd 2,116,463
169,300 Sumitomo Mitsui Trust Group Inc 4,261,497
TOTAL JAPAN 10,381,427
NETHERLANDS - 4.7%
21,226 Heineken NV 1,730,775
107,514 ING Groep NV 2,106,339
43,110 NN Group NV 2,398,887
TOTAL NETHERLANDS 6,236,001
NORWAY - 1.8%
168,995 Telenor ASA 2,414,764
TOTAL NORWAY 2,414,764
SINGAPORE - 1.7%
177,320 Oversea-Chinese Banking Corp Ltd 2,272,537
TOTAL SINGAPORE 2,272,537
SOUTH KOREA - 1.0%
40,675 Samsung Electronics Co Ltd 1,316,543
TOTAL SOUTH KOREA 1,316,543
SWITZERLAND - 3.1%
19,203 DSM-Firmenich AG 1,901,060
3,216 Zurich Insurance Group AG 2,244,794
TOTAL SWITZERLAND 4,145,854

Portfolio of Investments March 31, 2025
(continued)
Global Equity Income

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in
SHARES DESCRIPTION VALUE
UNITED KINGDOM - 4.1%
39,175 AstraZeneca PLC, Sponsored ADR $ 2,879,362
208,339 National Grid PLC 2,717,618
TOTAL UNITED KINGDOM 5,596,980
UNITED STATES - 53.2%
42,990 Alliant Energy Corp 2,766,407
11,804 Alphabet Inc, Class A 1,825,371
146,017 AT&T Inc 4,129,361
13,000 (a) Boeing Co/The 2,217,150
20,346 Broadcom Inc 3,406,531
12,956 Chevron Corp 2,167,409
37,603 Cisco Systems Inc 2,320,481
23,278 Coca-Cola Co/The 1,667,170
35,882 Delta Air Lines Inc 1,564,455
5,978 Eaton Corp PLC 1,625,000
4,895 Elevance Health Inc 2,129,129
75,994 Enterprise Products Partners LP 2,594,435
33,001 Eversource Energy 2,049,692
50,652 Fifth Third Bancorp 1,985,558
6,464 General Dynamics Corp 1,761,957
43,421 General Motors Co 2,042,090
428,909 Haleon PLC 2,166,077
6,607 Home Depot Inc/The 2,421,399
12,938 JPMorgan Chase & Co 3,173,691
39,962 Las Vegas Sands Corp 1,543,732
16,089 Oracle Corp 2,249,403
6,489 Roche Holding AG 2,135,709
34,802 Sanofi SA 3,853,341
123,240 Shell PLC 4,485,972
43,387 Smurfit WestRock PLC 1,955,018
2,903 UnitedHealth Group Inc 1,520,446
38,481 Walmart Inc 3,378,247
18,562 Walt Disney Co/The 1,832,069
58,901 Wells Fargo & Co 4,228,503
TOTAL UNITED STATES 71,195,803
TOTAL COMMON STOCKS
(Cost $96,492,793) 133,688,772
TOTAL LONG-TERM INVESTMENTS
(Cost $96,492,793) 133,688,772
OTHER ASSETS & LIABILITIES, NET -  0.3% 431,580
NET ASSETS - 100% $ 134,120,352
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
Options Written
Type Description (a)
Number of
Contracts
Notional
Amount (b)
Exercise
Price Expiration Date Value
Call Boeing Co/The (5) $ (85,000) $ 170 4/17/25 $ (3,050)
Total Options Written (premiums received $5,440) (5) $(85,000) $(3,050)
(a) Exchange-traded, unless otherwise noted.
(b) For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.

financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 65,072,450 $ 68,616,322 $ – $ 133,688,772
Investments in Derivatives:
Options Written (3,050) – – (3,050)
Total $ 65,069,400 $ 68,616,322 $ – $ 133,685,722

Portfolio of Investments March 31, 2025
Multi Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.1%
450687406 COMMON STOCKS - 98 .1% 450687406
AUTOMOBILES & COMPONENTS - 3.3%
456,857 Ford Motor Co $ 4,582,276
221,822 General Motors Co 10,432,288
TOTAL AUTOMOBILES & COMPONENTS 15,014,564
BANKS - 12.5%
236,658 Bank of NT Butterfield & Son Ltd/The 9,210,729
162,675 Citigroup Inc 11,548,298
58,215 JPMorgan Chase & Co 14,280,140
226,344 Wells Fargo & Co 16,249,236
75,778 Western Alliance Bancorp 5,822,024
TOTAL BANKS 57,110,427
CAPITAL GOODS - 12.9%
62,034 (a) Boeing Co/The 10,579,899
19,223 Curtiss-Wright Corp 6,098,881
241,172 Flowserve Corp 11,778,840
42,212 General Dynamics Corp 11,506,147
15,463 Hubbell Inc 5,116,861
146,901 nVent Electric PLC 7,700,551
56,800 Regal Rexnord Corp 6,466,680
TOTAL CAPITAL GOODS 59,247,859
CONSUMER DURABLES & APPAREL - 0.7%
32,337 PulteGroup Inc 3,324,244
TOTAL CONSUMER DURABLES & APPAREL 3,324,244
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
106,646 Walmart Inc 9,362,452
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 9,362,452
ENERGY - 11.7%
265,692 (b) Atlas Energy Solutions Inc 4,739,945
174,964 Baker Hughes Co 7,689,668
24,515 Cheniere Energy Inc 5,672,771
53,300 Hess Corp 8,513,609
563,231 Permian Resources Corp 7,800,749
264,113 Shell PLC, ADR 19,354,201
TOTAL ENERGY 53,770,943
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.9%
60,487 Alexandria Real Estate Equities Inc 5,595,652
51,842 Camden Property Trust 6,340,277
168,816 STAG Industrial Inc 6,097,634
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 18,033,563
FINANCIAL SERVICES - 8.3%
75,518 Discover Financial Services 12,890,923
55,944 (a) Fiserv Inc 12,354,114
59,289 Morgan Stanley 6,917,247
65,560 State Street Corp 5,869,587
TOTAL FINANCIAL SERVICES 38,031,871
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
22,036 UnitedHealth Group Inc 11,541,355
TOTAL HEALTH CARE EQUIPMENT & SERVICES 11,541,355
INSURANCE - 4.0%
14,148 Aon PLC, Class A 5,646,325
16,113 Everest Group Ltd 5,854,336
29,226 RenaissanceRe Holdings Ltd 7,014,241
TOTAL INSURANCE 18,514,902
MATERIALS - 4.6%
133,910 DuPont de Nemours Inc 10,000,399
57,755 Innospec Inc 5,472,286
129,383 Smurfit WestRock PLC 5,829,998
TOTAL MATERIALS 21,302,683

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT - 4.7%
43,743 Alphabet Inc, Class A $ 6,764,418
393,067 (a) TripAdvisor Inc 5,569,759
70,331 Walt Disney Co/The 6,941,670
220,143 (a) Warner Bros Discovery Inc 2,362,134
TOTAL MEDIA & ENTERTAINMENT 21,637,981
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.2%
419,164 (a) ADMA Biologics Inc 8,316,214
94,621 AstraZeneca PLC, Sponsored ADR 6,954,644
79,657 Gilead Sciences Inc 8,925,567
1,039,147 Haleon PLC, ADR 10,692,822
243,502 Pfizer Inc 6,170,341
178,980 Sanofi SA, ADR 9,926,230
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 50,985,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
95,311 Intel Corp 2,164,513
82,223 (a) Rambus Inc 4,257,096
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 6,421,609
SOFTWARE & SERVICES - 5.0%
330,965 Gen Digital Inc 8,783,811
68,954 Oracle Corp 9,640,458
221,469 (a) Teradata Corp 4,978,623
TOTAL SOFTWARE & SERVICES 23,402,892
TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
202,661 (a) Viasat Inc 2,111,728
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,111,728
TELECOMMUNICATION SERVICES - 2.6%
420,237 AT&T Inc 11,884,302
TOTAL TELECOMMUNICATION SERVICES 11,884,302
UTILITIES - 6.3%
91,601 Alliant Energy Corp 5,894,524
48,888 Duke Energy Corp 5,962,869
138,184 Eversource Energy 8,582,609
89,745 Pinnacle West Capital Corp 8,548,211
TOTAL UTILITIES 28,988,213
TOTAL COMMON STOCKS
(Cost $359,826,545) 450,687,406
TOTAL LONG-TERM INVESTMENTS
(Cost $359,826,545) 450,687,406
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
4,824,936 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360% (d) 4,824,936
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,824,936) 4,824,936
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.8%
8480393 REPURCHASE AGREEMENTS - 1 .8% 8480393
$ 255,393 (e) Fixed Income Clearing Corporation 1 .360 04/01/25 255,393
8,225,000 (f) Fixed Income Clearing Corporation 4 .350 04/01/25 8,225,000
TOTAL REPURCHASE AGREEMENTS
(Cost $8,480,393) 8,480,393
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,480,393) 8,480,393
TOTAL INVESTMENTS - 100 .9%
(Cost $ 373,131,874 ) 463,992,735
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (4,241,896)
NET ASSETS - 100% $ 459,750,839

Portfolio of Investments March 31, 2025
(continued)
Multi Cap Value

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $4,692,544.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $255,403 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $260,502.
(f) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $8,225,994 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/34, valued at $8,389,685.
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 450,687,406 $ – $ – $ 450,687,406
Investments Purchased with Collateral from Securities
Lending 4,824,936 – – 4,824,936
Short-Term Investments:
Repurchase Agreements – 8,480,393 – 8,480,393
Total $ 455,512,342 $ 8,480,393 $ – $ 463,992,735

Portfolio of Investments March 31, 2025
Large Cap Value Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.2%
21451751 COMMON STOCKS - 98 .2% 21451751
AUTOMOBILES & COMPONENTS - 3.3%
21,894 Ford Motor Co $ 219,597
10,630 General Motors Co 499,928
TOTAL AUTOMOBILES & COMPONENTS 719,525
BANKS - 9.2%
7,934 Citigroup Inc 563,235
2,826 JPMorgan Chase & Co 693,218
10,615 Wells Fargo & Co 762,051
TOTAL BANKS 2,018,504
CAPITAL GOODS - 11.6%
2,847 (a) Boeing Co/The 485,556
11,592 Flowserve Corp 566,153
2,085 General Dynamics Corp 568,330
698 Hubbell Inc 230,975
7,000 nVent Electric PLC 366,940
2,707 Regal Rexnord Corp 308,192
TOTAL CAPITAL GOODS 2,526,146
CONSUMER DURABLES & APPAREL - 0.7%
1,522 PulteGroup Inc 156,462
TOTAL CONSUMER DURABLES & APPAREL 156,462
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
5,118 Walmart Inc 449,309
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 449,309
ENERGY - 10.6%
8,208 Baker Hughes Co 360,742
1,256 Cheniere Energy Inc 290,638
2,682 Hess Corp 428,396
25,954 Permian Resources Corp 359,463
11,866 Shell PLC, ADR 869,540
TOTAL ENERGY 2,308,779
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.8%
3,314 Alexandria Real Estate Equities Inc 306,578
2,582 Camden Property Trust 315,779
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 622,357
FINANCIAL SERVICES - 9.9%
3,362 Discover Financial Services 573,893
2,756 (a) Fiserv Inc 608,607
3,203 KKR & Co Inc 370,299
2,853 Morgan Stanley 332,860
3,240 State Street Corp 290,077
TOTAL FINANCIAL SERVICES 2,175,736
FOOD, BEVERAGE & TOBACCO - 1.6%
2,204 Philip Morris International Inc 349,841
TOTAL FOOD, BEVERAGE & TOBACCO 349,841
HEALTH CARE EQUIPMENT & SERVICES - 4.2%
2,308 Quest Diagnostics Inc 390,514
1,015 UnitedHealth Group Inc 531,606
TOTAL HEALTH CARE EQUIPMENT & SERVICES 922,120
INSURANCE - 4.6%
4,622 American International Group Inc 401,837
740 Aon PLC, Class A 295,327
1,300 RenaissanceRe Holdings Ltd 312,000
TOTAL INSURANCE 1,009,164
MATERIALS - 6.0%
4,272 Corteva Inc 268,837
6,088 DuPont de Nemours Inc 454,652
7,971 Freeport-McMoRan Inc 301,782

Portfolio of Investments March 31, 2025
(continued)
Large Cap Value Opportunities

SHARES DESCRIPTION VALUE
MATERIALS (continued)
6,441 Smurfit WestRock PLC $ 290,231
TOTAL MATERIALS 1,315,502
MEDIA & ENTERTAINMENT - 4.7%
2,428 Alphabet Inc, Class A 375,466
15,692 (a) TripAdvisor Inc 222,356
3,201 Walt Disney Co/The 315,938
8,986 (a) Warner Bros Discovery Inc 96,420
TOTAL MEDIA & ENTERTAINMENT 1,010,180
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
5,506 AstraZeneca PLC, Sponsored ADR 404,691
4,190 Gilead Sciences Inc 469,490
50,425 Haleon PLC, ADR 518,872
12,023 Pfizer Inc 304,663
9,317 Sanofi SA, ADR 516,721
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,214,437
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.0%
10,440 Intel Corp 237,092
2,403 Micron Technology Inc 208,797
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 445,889
SOFTWARE & SERVICES - 3.9%
15,494 Gen Digital Inc 411,211
3,158 Oracle Corp 441,519
TOTAL SOFTWARE & SERVICES 852,730
TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
3,504 Seagate Technology Holdings PLC 297,665
9,009 (a) Viasat Inc 93,874
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 391,539
TELECOMMUNICATION SERVICES - 2.6%
20,349 AT&T Inc 575,470
TOTAL TELECOMMUNICATION SERVICES 575,470
UTILITIES - 6.4%
4,465 Alliant Energy Corp 287,323
2,286 Duke Energy Corp 278,823
6,622 Eversource Energy 411,292
4,311 Pinnacle West Capital Corp 410,623
TOTAL UTILITIES 1,388,061
TOTAL COMMON STOCKS
(Cost $13,655,219) 21,451,751
TOTAL LONG-TERM INVESTMENTS
(Cost $13,655,219) 21,451,751
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%
375,000 REPURCHASE AGREEMENTS - 1 .7% 375,000
$ 375,000 (b) Fixed Income Clearing Corporation 4 .350% 04/01/25 375,000
TOTAL REPURCHASE AGREEMENTS
(Cost $375,000) 375,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $375,000) 375,000
TOTAL INVESTMENTS - 99 .9%
(Cost $ 14,030,219 ) 21,826,751
OTHER ASSETS & LIABILITIES, NET -  0.1% 28,702
NET ASSETS - 100% $ 21,855,453
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $375,045 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.750% and maturity date 11/15/43, valued at $382,602.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Large Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 21,451,751 $ – $ – $ 21,451,751
Short-Term Investments:
Repurchase Agreements – 375,000 – 375,000
Total $ 21,451,751 $ 375,000 $ – $ 21,826,751

Portfolio of Investments March 31, 2025
Small/Mid Cap Value
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.4%
80113400 COMMON STOCKS - 96 .4% 80113400
BANKS - 7.6%
14,329 East West Bancorp Inc $ 1,286,171
11,525 Popular Inc 1,064,564
27,805 Prosperity Bancshares Inc 1,984,442
20,475 SouthState Corp 1,900,490
TOTAL BANKS 6,235,667
CAPITAL GOODS - 17.9%
17,928 AECOM 1,662,463
9,423 (a) Chart Industries Inc 1,360,304
4,121 Curtiss-Wright Corp 1,307,470
18,476 Donaldson Co Inc 1,239,001
14,783 EnerSys 1,353,828
33,428 Flowserve Corp 1,632,623
10,429 ITT Inc 1,347,010
10,896 (a) Middleby Corp/The 1,655,973
21,236 nVent Electric PLC 1,113,191
10,797 Regal Rexnord Corp 1,229,238
21,666 (a) Vicor Corp 1,013,535
TOTAL CAPITAL GOODS 14,914,636
COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
48,161 (a) Driven Brands Holdings Inc 825,480
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 825,480
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.3%
26,258 Academy Sports & Outdoors Inc 1,197,628
23,616 (a) Wayfair Inc, Class A 756,420
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,954,048
CONSUMER DURABLES & APPAREL - 2.7%
9,944 (a) Crocs Inc 1,056,053
74,422 Levi Strauss & Co, Class A 1,160,239
TOTAL CONSUMER DURABLES & APPAREL 2,216,292
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
15,675 (a) BJ's Wholesale Club Holdings Inc 1,788,518
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 1,788,518
ENERGY - 5.8%
35,107 (a) Antero Resources Corp 1,419,727
56,069 (b) Atlas Energy Solutions Inc 1,000,271
14,193 Expand Energy Corp 1,579,964
62,183 Permian Resources Corp 861,235
TOTAL ENERGY 4,861,197
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.4%
19,889 BXP Inc 1,336,342
13,273 Camden Property Trust 1,623,289
16,774 Equity LifeStyle Properties Inc 1,118,826
28,611 PotlatchDeltic Corp 1,290,928
44,962 STAG Industrial Inc 1,624,027
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,993,412
FINANCIAL SERVICES - 7.5%
124,883 AGNC Investment Corp 1,196,379
292,326 BGC Group Inc, Class A 2,680,630
10,201 (a) Mr Cooper Group Inc 1,220,040
12,503 Stifel Financial Corp 1,178,533
TOTAL FINANCIAL SERVICES 6,275,582
FOOD, BEVERAGE & TOBACCO - 1.8%
41,061 Primo Brands Corp 1,457,255
TOTAL FOOD, BEVERAGE & TOBACCO 1,457,255
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
26,761 (a) QuidelOrtho Corp 935,832
TOTAL HEALTH CARE EQUIPMENT & SERVICES 935,832

SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
44,869 Reynolds Consumer Products Inc $ 1,070,574
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,070,574
INSURANCE - 6.8%
9,234 American Financial Group Inc/OH 1,212,794
24,358 Axis Capital Holdings Ltd 2,441,645
5,312 Everest Group Ltd 1,930,009
TOTAL INSURANCE 5,584,448
MATERIALS - 7.9%
4,847 Avery Dennison Corp 862,621
13,610 Crown Holdings Inc 1,214,828
25,127 FMC Corp 1,060,108
12,324 Materion Corp 1,005,638
4,731 Reliance Inc 1,366,077
78,706 (a) Titan America SA 1,064,105
TOTAL MATERIALS 6,573,377
MEDIA & ENTERTAINMENT - 1.5%
28,243 John Wiley & Sons Inc, Class A 1,258,508
TOTAL MEDIA & ENTERTAINMENT 1,258,508
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
84,541 (a) ADMA Biologics Inc 1,677,293
44,348 (a) Alkermes PLC 1,464,371
18,867 Bruker Corp 787,509
93,749 (a) Elanco Animal Health Inc 984,365
4,682 (a) United Therapeutics Corp 1,443,320
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,356,858
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.4%
17,477 (a) Zillow Group Inc, Class A 1,168,512
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 1,168,512
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
25,479 (a) Ambarella Inc 1,282,359
24,443 (a) Rambus Inc 1,265,536
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,547,895
TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
16,067 (a) Ciena Corp 970,929
17,457 Seagate Technology Holdings PLC 1,482,972
3,422 (a) Zebra Technologies Corp, Class A 966,920
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,420,821
UTILITIES - 4.4%
11,089 IDACORP Inc 1,288,763
26,231 OGE Energy Corp 1,205,577
12,390 Pinnacle West Capital Corp 1,180,148
TOTAL UTILITIES 3,674,488
TOTAL COMMON STOCKS
(Cost $69,900,576) 80,113,400
TOTAL LONG-TERM INVESTMENTS
(Cost $69,900,576) 80,113,400
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.2%
1,016,509 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360% (d) 1,016,509
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,016,509) 1,016,509

Portfolio of Investments March 31, 2025
(continued)
Small/Mid Cap Value

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.2%
2,700,000 REPURCHASE AGREEMENTS - 3 .2% 2,700,000
$ 2,700,000 (e) Fixed Income Clearing Corporation 4 .350% 04/01/25 $ 2,700,000
TOTAL REPURCHASE AGREEMENTS
(Cost $2,700,000) 2,700,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,700,000) 2,700,000
TOTAL INVESTMENTS - 100 .8%
(Cost $ 73,617,085 ) 83,829,909
OTHER ASSETS & LIABILITIES, NET -  (0.8)% (648,515)
NET ASSETS - 100% $ 83,181,394
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $990,263.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $2,700,326 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 4.750% and maturity date 11/15/53, valued at $2,754,047.
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 80,113,400 $ – $ – $ 80,113,400
Investments Purchased with Collateral from Securities
Lending 1,016,509 – – 1,016,509
Short-Term Investments:
Repurchase Agreements – 2,700,000 – 2,700,000
Total $ 81,129,909 $ 2,700,000 $ – $ 83,829,909

Portfolio of Investments March 31, 2025
Small Cap Value Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.1%
215658895 COMMON STOCKS - 96 .1% 215658895
BANKS - 15.9%
86,943 Atlantic Union Bankshares Corp $ 2,707,405
110,122 Glacier Bancorp Inc 4,869,595
159,107 Home BancShares Inc/AR 4,497,955
135,669 Independent Bank Corp/MI 4,177,248
230,900 Pacific Premier Bancorp Inc 4,922,788
193,457 Seacoast Banking Corp of Florida 4,977,649
49,097 SouthState Corp 4,557,183
66,591 (a) Texas Capital Bancshares Inc 4,974,348
TOTAL BANKS 35,684,171
CAPITAL GOODS - 10.4%
37,752 Atkore Inc 2,264,742
38,953 EnerSys 3,567,316
27,746 ESCO Technologies Inc 4,414,943
78,175 Flowserve Corp 3,818,067
153,899 Mueller Water Products Inc, Class A 3,912,113
21,233 (a) MYR Group Inc 2,401,240
60,837 (a) Vicor Corp 2,845,955
TOTAL CAPITAL GOODS 23,224,376
COMMERCIAL & PROFESSIONAL SERVICES - 4.6%
518,615 Alight Inc, Class A 3,075,387
70,333 Barrett Business Services Inc 2,894,203
129,289 (a) Driven Brands Holdings Inc 2,216,013
402,909 (a) TrueBlue Inc 2,139,447
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 10,325,050
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.4%
70,490 Academy Sports & Outdoors Inc 3,215,049
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,215,049
CONSUMER DURABLES & APPAREL - 1.3%
26,820 (a) Crocs Inc 2,848,284
TOTAL CONSUMER DURABLES & APPAREL 2,848,284
CONSUMER SERVICES - 4.9%
309,968 (a) El Pollo Loco Holdings Inc 3,192,671
160,840 Perdoceo Education Corp 4,049,951
29,978 (a) Stride Inc 3,792,217
TOTAL CONSUMER SERVICES 11,034,839
ENERGY - 5.5%
231,604 Antero Midstream Corp 4,168,872
148,785 (b) Atlas Energy Solutions Inc 2,654,324
72,482 California Resources Corp 3,187,033
95,110 Magnolia Oil & Gas Corp, Class A 2,402,479
TOTAL ENERGY 12,412,708
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 10.0%
158,824 CareTrust REIT Inc 4,539,190
120,446 Curbline Properties Corp 2,913,589
190,310 Independence Realty Trust Inc 4,040,281
167,365 Plymouth Industrial REIT Inc 2,728,049
77,697 PotlatchDeltic Corp 3,505,689
132,613 STAG Industrial Inc 4,789,982
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 22,516,780
FINANCIAL SERVICES - 5.8%
779,550 BGC Group Inc, Class A 7,148,473
102,282 Marex Group PLC 3,612,600
18,263 (a) Mr Cooper Group Inc 2,184,255
TOTAL FINANCIAL SERVICES 12,945,328
FOOD, BEVERAGE & TOBACCO - 1.8%
117,794 (a) Simply Good Foods Co/The 4,062,715
TOTAL FOOD, BEVERAGE & TOBACCO 4,062,715

Portfolio of Investments March 31, 2025
(continued)
Small Cap Value Opportunities

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 2.5%
110,164 (a) Castle Biosciences Inc $ 2,205,483
227,749 (a) Pediatrix Medical Group Inc 3,300,083
TOTAL HEALTH CARE EQUIPMENT & SERVICES 5,505,566
INSURANCE - 6.8%
63,997 Axis Capital Holdings Ltd 6,415,059
497,551 (a) Genworth Financial Inc 3,527,637
101,378 (a) Skyward Specialty Insurance Group Inc 5,364,924
TOTAL INSURANCE 15,307,620
MATERIALS - 3.5%
32,662 Materion Corp 2,665,219
211,287 (a) Titan America SA 2,856,600
88,141 Worthington Steel Inc 2,232,612
TOTAL MATERIALS 7,754,431
MEDIA & ENTERTAINMENT - 2.5%
76,524 John Wiley & Sons Inc, Class A 3,409,909
414,626 (a) Vimeo Inc 2,180,933
TOTAL MEDIA & ENTERTAINMENT 5,590,842
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
226,952 (a) ADMA Biologics Inc 4,502,728
123,243 (a) Alkermes PLC 4,069,484
71,137 (a),(b) CorMedix Inc 438,204
49,047 (a) Halozyme Therapeutics Inc 3,129,689
32,351 (a) LENZ Therapeutics Inc 831,744
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 12,971,849
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
71,270 (a) Ambarella Inc 3,587,019
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3,587,019
SOFTWARE & SERVICES - 2.0%
346,126 Adeia Inc 4,575,786
TOTAL SOFTWARE & SERVICES 4,575,786
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
290,818 (a) Arlo Technologies Inc 2,870,374
587,708 (a) Powerfleet Inc NJ 3,226,517
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 6,096,891
UTILITIES - 7.1%
36,955 IDACORP Inc 4,294,910
43,101 MGE Energy Inc 4,006,669
58,614 Spire Inc 4,586,546
58,180 TXNM Energy Inc 3,111,466
TOTAL UTILITIES 15,999,591
TOTAL COMMON STOCKS
(Cost $193,964,986) 215,658,895
TOTAL LONG-TERM INVESTMENTS
(Cost $193,964,986) 215,658,895
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.7%
3,778,887 (c) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .360% (d) 3,778,887
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $3,778,887) 3,778,887

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.0%
6732444 REPURCHASE AGREEMENTS - 3 .0% 6732444
$ 6,525,000 (e) Fixed Income Clearing Corporation 4 .350% 04/01/25 $ 6,525,000
207,444 (f) Fixed Income Clearing Corporation 1 .360 04/01/25 207,444
TOTAL REPURCHASE AGREEMENTS
(Cost $6,732,444) 6,732,444
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,732,444) 6,732,444
TOTAL INVESTMENTS - 100 .8%
(Cost $ 204,476,317 ) 226,170,226
OTHER ASSETS & LIABILITIES, NET -  (0.8)% (1,696,799)
NET ASSETS - 100% $ 224,473,427
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $3,366,486.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.350% dated 3/31/25 to be repurchased at $6,525,788 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.875% and maturity date 8/15/34, valued at $6,655,648.
(f) Agreement with Fixed Income Clearing Corporation, 1.360% dated 3/31/25 to be repurchased at $207,452 on 4/1/25, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 2/15/33, valued at $211,770.
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 215,658,895 $ – $ – $ 215,658,895
Investments Purchased with Collateral from Securities
Lending 3,778,887 – – 3,778,887
Short-Term Investments:
Repurchase Agreements – 6,732,444 – 6,732,444
Total $ 219,437,782 $ 6,732,444 $ – $ 226,170,226